SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were available to be issued.  Management is not aware of any significant events that occurred subsequent to the balance sheet date that would have a material effect on the financial statements thereby requiring adjustment or disclosure.